Post-employment benefit obligations (Schedule of Movements in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	$ 16,894
Assets, end of year	19,382	$ 16,894
Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	16,894	18,112
Return on assets	714	685
Actuarial gain (loss)	2,074	(1,871)
Employer contributions	743	928
Benefits paid	(1,043)	(960)
Assets, end of year	$ 19,382	$ 16,894